EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator [Abstract]
Net income attributable to common shareholders									$ 225,877	$ 85,723	$ 2,598
Denominator [Abstract]
Weighted average shares outstanding-Basic (in shares)									31,607,781	29,744,083	30,307,357
Weighted average shares outstanding-Diluted (in shares)									31,715,469	29,783,904	30,353,425
Basic [Abstract]
Distributed earnings (in dollars per share)									$ 0	$ 0	$ 0
Undistributed income (in dollars per share)									7.15	2.88	0.09
Basic earnings per share (in dollars per share)	$ 2.43	$ 1.67	$ 1.69	$ 1.38	$ 0.95	$ 0.68	$ 0.87	$ 0.34	7.15	2.88	0.09
Diluted [Abstract]
Distributed earnings (in dollars per share)									0	0	0
Undistributed income (in dollars per share)									7.12	2.88	0.09
Diluted earnings per share (in dollars per share)	$ 2.43	$ 1.67	$ 1.68	$ 1.38	$ 0.95	$ 0.68	$ 0.87	$ 0.34	$ 7.12	$ 2.88	$ 0.09
SARs [Member]
Denominator [Abstract]
Dilutive common equivalent shares (in shares)									107,688	39,821	46,068